[WILSON SONSINI GOODRICH & ROSATI, P.C. LETTERHEAD]

May 14, 2013

Draft Registration Statement	Confidential Submission
U.S. Securities and Exchange Commission	Pursuant to
100 F Street, N.E.	Title I, Section 106 under the
Washington, D.C. 20549	Jumpstart Our Business Startups Act and
Section 24(b)(2) of the Securities Exchange
Act of 1934

Re:	Confidential Submission of Draft
Registration Statement on Form S-1

Ladies and Gentlemen:

On behalf of FireEye, Inc., a Delaware corporation (the “Company”), we hereby confidentially submit the Company’s draft Registration Statement on Form S-1 pursuant to Title I, Section 106 under the Jumpstart Our Business Startups Act (the ‘‘JOBS Act’’) and Section 24(b)(2) of the Securities Exchange Act of 1934, as amended, for non-public review by the staff of the Securities and Exchange Commission (the ‘‘Commission’’). The Company is an “emerging growth company” within the meaning of the JOBS Act.

Please direct all notices and communications with respect to this confidential submission to each of the following:

FireEye, Inc.

Attention: Alexa King

1440 McCarthy Blvd

Milpitas, California 95035

Telephone: (408) 321-6300

with a copy to:

Wilson Sonsini Goodrich & Rosati, P.C.

Attention: Jon C. Avina

650 Page Mill Road

Palo Alto, CA 94304

Phone: (650) 493-9300

Should you have any questions on this submission, please do not hesitate to contact Aaron J. Alter or me at (650) 493-9300.

Very truly yours,

WILSON SONSINI GOODRICH & ROSATI
Professional Corporation

/s/ Jon C. Avina

Jon C. Avina

cc:	Alexa King, FireEye, Inc.